Prospectus Supplement

May 21, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated May 21, 2008 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2008 of:

Advisory Portfolio III

Advisory Portfolio IV

The first, second and third paragraphs of the section of the Prospectus titled “Fund Management – Portfolio Management – Advisory Portfolio III, Advisory Portfolio IV” are hereby deleted and replaced with the following:

Each Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management of each Portfolio is Steven K. Kreider, a Managing Director of the Adviser.

Mr. Kreider has been associated with the Adviser in an investment management capacity since 1988 and began managing the Portfolio in January 2008.

The Fund’s SAI provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in Portfolios.

Please retain this supplement for future reference.

IFTADVSPT

Prospectus Supplement

May 21, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated May 21, 2008 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2008 of:

High Yield Portfolio

The first and second paragraphs of the section of the Prospectus titled “Fund Management – Portfolio Management – High Yield Portfolio” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management of the Portfolio is Steven K. Kreider, a Managing Director of the Adviser.

Mr. Kreider has been associated with the Adviser in an investment management capacity since 1988 and began managing the Portfolio in March 2007.

Please retain this supplement for future reference.

IFTFISPT1

Statement of Additional Information Supplement

May 21, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated May 21, 2008 to the Statement of Additional Information dated January 31, 2008:

With respect to the Advisory Portfolio III, Advisory Portfolio IV and High Yield Portfolio, the section of the Statement of Additional Information entitled “Investment Adviser – Portfolio Managers – Portfolio Manager Compensation Structure – Advisory Portfolio III, Advisory Portfolio IV and High Yield Portfolio” is hereby revised to remove all references to Henry Choi.

Please retain this supplement for future reference.